CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	Share capital	Warrants	Options	Equity component of convertible debt	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Balance (in shares) at Mar. 31, 2020		56,503,570
Balance at Mar. 31, 2020	$ 1,448	$ 2,187	$ 7	$ 64	$ 0	$ 0	$ (810)	$ 0
Changes in equity [abstract]
Shares issued for cash net of share issuance costs – private placement (in shares)		74,246,666
Shares issued for cash net of share issuance costs – private placement	50,049	$ 50,049
Shares issued for amalgamation (in shares)		2,128,295
Shares issued for amalgamation	1,619	$ 1,596		23
Shares issued for Adelia at acquisition (in shares)		8,688,330
Shares issued for Adelia at acquisition	19,549	$ 19,549
Equity interest of acquirer, contingent consideration (in shares)		934,103
Shares issued on contingent liability Adelia milestones	1,539	$ 1,539
Reversal of share subscriptions (in shares)		(2,799,982)
Reversal of share subscriptions	(700)	$ (700)
Issuance of convertible debt	$ 15				15
Shares issued on conversion of debt (in shares)	1,200,000	1,200,000
Shares issued on conversion of debt	$ 295	$ 310			(15)
Founders' round additional capital	164	164
Finders' warrants	0	$ (1,225)	1,225
Warrants exercise (in shares)		815,047
Warrants exercised	$ 407	$ 615	(208)
Options exercised (in shares)	492,386	492,386
Options exercised	$ 182	$ 299		(117)
Options forfeited	0			(124)		124
Share-based compensation	11,554		4,242	7,312
Bought deal share offering - net of share issuance costs (in shares)		15,246,000
Bought deal share offering - net of share issuance costs	32,193	$ 26,293	5,900
Unrealized gain on translation of foreign operations	24							24
Net loss for the period	(32,220)						(32,220)
Balance at Mar. 31, 2021	86,118	$ 100,676	11,166	7,158	0	124	(33,030)	24
Balance (in shares) at Mar. 31, 2021		157,454,415
Changes in equity [abstract]
Equity interest of acquirer, contingent consideration (in shares)		2,690,078
Shares issued on contingent liability Adelia milestones	4,251	$ 4,251
Finders' warrants	0	$ (1,332)	1,332
Warrants exercise (in shares)		3,231,261
Warrants exercised	$ 2,928	$ 4,043	(1,115)
Options exercised (in shares)	1,588,300	1,588,300
Options exercised	$ 1,342	$ 2,306		(964)
Options forfeited	0			(401)		401
Share-based compensation	18,030		40	17,990
Bought deal share offering - net of share issuance costs (in shares)		10,147,600
Bought deal share offering - net of share issuance costs	31,507	$ 31,507	0
Unrealized gain on translation of foreign operations	(390)							(390)
Net loss for the period	(67,631)						(67,631)
Balance at Mar. 31, 2022	$ 76,155	$ 141,451	$ 11,423	$ 23,783	$ 0	$ 525	$ (100,661)	$ (366)
Balance (in shares) at Mar. 31, 2022		175,111,654